091-16790 jn

For Internal Use Only
Sec File No.

RECEIVED
2014 JAN 16 PM 3:55
SEC / MR

Submit 1 Original
and 9 Copies

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SEC
Mail Processing
Section
JAN 16 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010064

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
BATS Y-Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
See attached.
3. Class of New Derivative Securities Product:
See attached.
4. Name of Underlying Instrument:
See attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
See attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: (913) 815-7154

Manual Signature of Official Responsible for Form: [signature]

Date: January 15, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JAN 16 2014

RECEIVED
2014 JAN 16 PM 3:47
SEC / MR

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS Y-EXCHANGE, INC.
COMMENCING ON JANUARY 10, 2014

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
FTHI	Trust	Investment Company Units	Large-cap U.S. exchange-traded equity securities	VariousU.S. Markets	Broad
FTLB	Trust	Investment Company Units	Large-cap U.S. exchange-traded equity securities	VariousU.S. Markets	Broad
RDVY	Trust	Investment Company Units	NASDAQ Rising Dividend Achievers Index	VariousU.S. Markets	Broad
IEMF	Trust	Investment Company Units	J.P. Morgan Custom EM Intermediate Term Investment Grade Bond Index	VariousU.S. Markets	Broad
LEMF	Trust	Investment Company Units	J.P. Morgan Custom EM Long Term Investment Grade Bond Index	VariousU.S. Markets	Broad
SEMF	Trust	Investment Company Units	Short Term Investment Grade Bond Index	VariousU.S. Markets	Broad
SYE	Trust	Investment Company Units	S&P 500 Index	VariousU.S. Markets	Broad
SYG	Trust	Investment Company Units	Russell 1000 Growth Index	VariousU.S. Markets	Broad
SYV	Trust	Investment Company Units	Russell 1000 Value Index	VariousU.S. Markets	Broad

BATS
Making Markets Better®

January 15, 2014

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – BATS Exchange, Inc.

Ms. Jackson,

On behalf of BATS Exchange, Inc., enclosed please find an executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding nine (9) derivative securities products that commenced trading on BATS Exchange on January 10, 2014. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154